Income Taxes - Components Of Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
U.S. federal, Current	$ 19,590	$ 19,033	$ 26,766
State and local, Current	4,495	3,554	5,503
Foreign, Current	4,264	2,549	1,216
Total current	28,349	25,136	33,485
U.S. federal, Deferred	6,890	1,639	11,648
State and local, Deferred	1,226	795	(1,901)
Foreign, Deferred	2,877	604	(1,214)
Deferred Income Tax Expense (Benefit), Total	10,993	3,038	8,533
Income Tax Expense (Benefit), Total	$ 39,342	$ 28,174	$ 42,018